Net Other Operating Income - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Annual cash payments, net	$ 37
Other income	9	$ 1	$ 6
Heartland Generation
Disclosure of attribution of expenses by nature to their function [line items]
Annual cash payments, net	$ 44